Operating Leases - Supplemental cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Leases
Cash paid for amounts included in the measurement of lease liabilities	$ 7,920	$ 4,976
Right-of-use assets obtained in exchange for operating lease liabilities	$ 23,810	$ 7,047